Trade and other receivables (Details 2) $ in Millions	12 Months Ended
	Jun. 30, 2018 ARS ($)	Jun. 30, 2017 ARS ($)
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 15,728	$ 16,127
% of representation	100.00	100.00
Additions / (reversals) for doubtful accounts	$ (269)	$ (208)
Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	13,454	12,767
Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	805	356
Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,708	$ 1,287
% of representation	0.1086	0.0798
Additions / (reversals) for doubtful accounts	$ (79)	$ (40)
Leases And Services [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,094	946
Leases And Services [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	200	145
Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 1,589	$ 63
% of representation	0.1010	0.0039
Additions / (reversals) for doubtful accounts
Hotel Services [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	68	61
Hotel Services [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	502	1
Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 16	$ 16
% of representation	0.0010	0.0010
Additions / (reversals) for doubtful accounts
Consumer Financing [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Consumer Financing [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	16	16
Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 43	$ 61
% of representation	0.0027	0.0038
Additions / (reversals) for doubtful accounts
Sale Of Properties And Developments [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	7	8
Sale Of Properties And Developments [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		32
Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 5,184	$ 4,875
% of representation	0.3296	0.3023
Additions / (reversals) for doubtful accounts		$ (168)
Sale Of Communication Equipment [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	5,184	2,719
Sale Of Communication Equipment [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	$ 7,188	$ 3,483
% of representation	0.4570	0.2160
Additions / (reversals) for doubtful accounts	$ (190)
Telecommunication Services [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	7,101	2,805
Telecommunication Services [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	87	86
Sale Of Products (Supermarkets) [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		$ 6,342
% of representation		0.3933
Additions / (reversals) for doubtful accounts
Sale Of Products (Supermarkets) [Member] | Non-Past Due [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		6,228
Sale Of Products (Supermarkets) [Member] | Impaired [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		76
Current [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1,072	642
Current [Member] | Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	280	104
Current [Member] | Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	782	1
Current [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Current [Member] | Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	10	17
Current [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Current [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		482
Current [Member] | Sale Of Products (Supermarkets) [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		38
3 To 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	43	28
3 To 6 Months [Member] | Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	42	26
3 To 6 Months [Member] | Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	1	2
3 To 6 Months [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
3 To 6 Months [Member] | Sale Of Products (Supermarkets) [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	354	2,334
Over 6 Months [Member] | Leases And Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	92	66
Over 6 Months [Member] | Hotel Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	237
Over 6 Months [Member] | Consumer Financing [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total
Over 6 Months [Member] | Sale Of Properties And Developments [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total	25	2
Over 6 Months [Member] | Sale Of Communication Equipment [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		2,156
Over 6 Months [Member] | Telecommunication Services [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total		110
Over 6 Months [Member] | Sale Of Products (Supermarkets) [Member]
Disclosure of financial assets that are either past due or impaired [line items]
Total